Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Schedule of Useful Lives) (Details) (Details)	12 Months Ended
Dec. 31, 2013
Trade names [Member]
Intangible assets, useful life, minimum (years)	20 years 0 months 0 days
Patents [Member]
Intangible assets, useful life, minimum (years)	9 years 0 months 0 days
Minimum [Member] | Buildings and improvements [Member]
Property, plant and equipment, useful life, minimum (years)	5 years 0 months 0 days
Minimum [Member] | Pipelines and equipment (5 to 83 years)
Property, plant and equipment, useful life, minimum (years)	5 years 0 months 0 days
Minimum [Member] | Natural gas and NGL storage facilities (5 to 46 years)
Property, plant and equipment, useful life, minimum (years)	5 years 0 months 0 days
Minimum [Member] | Bulk storage, equipment and facilities (2 to 83 years)
Property, plant and equipment, useful life, minimum (years)	2 years 0 months 0 days
Minimum [Member] | Tanks and other equipment (5 to 40 years)
Property, plant and equipment, useful life, minimum (years)	5 years 0 months 0 days
Minimum [Member] | Retail Equipment [Member]
Property, plant and equipment, useful life, minimum (years)	3 years 0 months 0 days
Minimum [Member] | Vehicles [Member]
Property, plant and equipment, useful life, minimum (years)	1 year 0 months 0 days
Minimum [Member] | Right of way (20 to 83 years)
Property, plant and equipment, useful life, minimum (years)	20 years 0 months 0 days
Minimum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life, minimum (years)	2 years 0 months 0 days
Minimum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment, useful life, minimum (years)	1 year 0 months 0 days
Minimum [Member] | Customer relationships, contracts and agreements [Member]
Intangible assets, useful life, minimum (years)	3 years 0 months 0 days
Minimum [Member] | Other [Member]
Intangible assets, useful life, minimum (years)	10 years 0 months 0 days
Maximum [Member] | Buildings and improvements [Member]
Property, plant and equipment, useful life, minimum (years)	45 years 0 months 0 days
Maximum [Member] | Pipelines and equipment (5 to 83 years)
Property, plant and equipment, useful life, minimum (years)	83 years 0 months 0 days
Maximum [Member] | Natural gas and NGL storage facilities (5 to 46 years)
Property, plant and equipment, useful life, minimum (years)	46 years 0 months 0 days
Maximum [Member] | Bulk storage, equipment and facilities (2 to 83 years)
Property, plant and equipment, useful life, minimum (years)	83 years 0 months 0 days
Maximum [Member] | Tanks and other equipment (5 to 40 years)
Property, plant and equipment, useful life, minimum (years)	40 years 0 months 0 days
Maximum [Member] | Retail Equipment [Member]
Property, plant and equipment, useful life, minimum (years)	99 years 0 months 0 days
Maximum [Member] | Vehicles [Member]
Property, plant and equipment, useful life, minimum (years)	25 years 0 months 0 days
Maximum [Member] | Right of way (20 to 83 years)
Property, plant and equipment, useful life, minimum (years)	83 years 0 months 0 days
Maximum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life, minimum (years)	25 years 0 months 0 days
Maximum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment, useful life, minimum (years)	48 years 0 months 0 days
Maximum [Member] | Customer relationships, contracts and agreements [Member]
Intangible assets, useful life, minimum (years)	46 years 0 months 0 days
Maximum [Member] | Other [Member]
Intangible assets, useful life, minimum (years)	15 years 0 months 0 days